Segment Reporting (Details)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021 USD ($)	Jun. 30, 2020 USD ($)	Jun. 30, 2021 USD ($) SEGMENT	Jun. 30, 2020 USD ($)	Dec. 31, 2020 USD ($) SEGMENT	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Segment Reporting Information [Line Items]
Number of reportable segments | SEGMENT			3		3
Total assets	$ 447,599,188		$ 447,599,188		$ 440,873,609	$ 313,485,992
Rental revenues	7,435,941	$ 5,945,332	14,666,989	$ 11,359,393	24,145,212	7,128,209	$ 0
Other revenues	483,499	258,688	864,943	585,438	1,141,058	411,698	0
Total revenues	7,919,440	6,204,020	15,531,932	11,944,831	25,286,270	7,539,907	0
Rental property operating	3,428,816	2,470,155	6,743,843	4,486,759	10,211,237	3,071,766	0
Income from real estate-related loans and securities	1,352,252	1,338,053	2,554,585	2,691,680	4,908,074	2,305,721	1,975
Realized (gain) loss on investments in real estate-related loans and securities	0	0	980,665	0	144,484	0	0
Unrealized gain on investments	332,410	1,537,626	319,983	(263,067)	2,416,703	0	0
Segment net operating income	6,175,286	6,609,544	12,643,322	9,886,685	22,544,294	6,773,862
Depreciation and amortization	3,788,243	3,776,152	8,112,729	7,165,817	13,481,013	5,012,259	0
General and administrative expenses	1,051,762	739,397	2,067,560	1,389,976	3,473,954	1,616,252	369,870
Management fee	569,389	130,990	1,123,438	130,990	1,170,717	0
Performance fee	687,265	186,679	1,261,088	998,328	2,215,134	200,649	0
Organizational expenses					0	885,061	0
Interest expense	1,402,408	1,206,036	2,774,865	2,622,323	4,948,496	4,048,089	0
Net income (loss)	(1,323,781)	570,290	(2,696,358)	(2,420,749)	(2,745,020)	(4,988,448)
Net loss attributable to non-controlling interests	63,992	110,054	189,270	214,648	307,169	265,570	$ 0
Net income (loss) attributable to stockholders	(1,259,789)	680,344	(2,507,088)	(2,206,101)	(2,437,851)	(4,722,878)
Operating Segments | Multifamily Segment
Segment Reporting Information [Line Items]
Total assets	201,705,025		201,705,025		204,408,015	140,841,295
Rental revenues	4,343,804	2,729,859	8,585,211	5,396,680	11,681,669	4,245,057
Other revenues	332,773	80,608	611,024	223,235	496,052	164,948
Total revenues	4,676,577	2,810,467	9,196,235	5,619,915	12,177,721	4,410,005
Rental property operating	2,137,288	1,272,817	4,133,814	2,291,119	4,859,445	2,009,938
Income from real estate-related loans and securities	0	0	0	0	0	0
Realized (gain) loss on investments in real estate-related loans and securities	0		0		0
Unrealized gain on investments	10,457	0	403,682	0	0
Segment net operating income	2,549,746	1,537,650	5,466,103	3,328,796	7,318,276	2,400,067
Depreciation and amortization	2,089,587	1,846,889	4,673,736	3,699,891	6,372,127	3,381,811
Operating Segments | Office
Segment Reporting Information [Line Items]
Total assets	128,094,720		128,094,720		134,521,921	93,629,245
Rental revenues	3,092,137	3,215,473	6,081,778	5,962,713	12,463,543	2,883,152
Other revenues	150,726	178,080	253,919	362,203	645,006	246,750
Total revenues	3,242,863	3,393,553	6,335,697	6,324,916	13,108,549	3,129,902
Rental property operating	1,291,528	1,197,338	2,610,029	2,195,640	5,351,792	1,061,828
Income from real estate-related loans and securities	0	0	0	0	0	0
Realized (gain) loss on investments in real estate-related loans and securities	0		0		0
Unrealized gain on investments	0	(279,383)	0	(784,302)	(626,224)
Segment net operating income	1,951,335	1,916,832	3,725,668	3,344,974	7,130,533	2,068,074
Depreciation and amortization	1,698,656	1,929,263	3,438,993	3,465,926	7,108,886	1,630,448
Operating Segments | Real estate-related loans and securities
Segment Reporting Information [Line Items]
Total assets	83,963,828		83,963,828		74,464,566	49,297,799
Rental revenues	0	0	0	0	0	0
Other revenues	0	0	0	0	0	0
Total revenues	0	0	0	0	0	0
Rental property operating	0	0	0	0	0	0
Income from real estate-related loans and securities	1,352,252	1,338,053	2,554,585	2,691,680	4,908,074	2,305,721
Realized (gain) loss on investments in real estate-related loans and securities	0		980,665		144,484
Unrealized gain on investments	321,953	1,817,009	(83,699)	521,235	3,042,927
Segment net operating income	1,674,205	3,155,062	3,451,551	3,212,915	8,095,485	2,305,721
Depreciation and amortization	0	$ 0	0	$ 0	0	0
Corporate, Non-Segment
Segment Reporting Information [Line Items]
Total assets	$ 33,835,615		$ 33,835,615		27,479,107
Corporate, Non-Segment | Corporate and Other
Segment Reporting Information [Line Items]
Total assets					$ 27,479,107	$ 29,717,653